Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	33.00%	33.00%
Debt securities (as a percent)	46.00%	46.00%
Real estate and other (as a percent)	21.00%	21.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 829	$ 775
Debt securities	1,138	1,099
Real estate and other	69	52
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 455	$ 445